UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 95.0%
CONSUMER DISCRETIONARY — 14.8%
Hotels, Restaurants & Leisure — 2.5%
94,400	McDonald’s Corp.	$5,151,408

Media — 8.9%
303,100	DISH Network Corp. *	3,367,441
438,850	News Corp., Class A Shares	2,905,187
141,700	Scripps Networks Interactive, Class A Shares	3,189,667
214,700	SES Global SA, FDR (a)	4,091,240
49,817	Time Warner Cable Inc.	1,235,464
198,467	Time Warner Inc.	3,830,407

	Total Media	18,619,406

Multiline Retail — 1.4%
88,600	Target Corp.	3,046,954

Specialty Retail — 2.0%
181,500	Home Depot Inc.	4,276,140

	TOTAL CONSUMER DISCRETIONARY	31,093,908

CONSUMER STAPLES — 16.6%
Food & Staples Retailing — 3.4%
137,000	Wal-Mart Stores Inc.	7,137,700

Food Products — 3.5%
198,946	Kraft Foods Inc., Class A Shares	4,434,506
152,300	Unilever PLC, ADR	2,883,039

	Total Food Products	7,317,545

Household Products — 3.3%
147,600	Kimberly-Clark Corp.	6,805,836

Tobacco — 6.4%
200,100	Altria Group Inc.	3,205,602
61,300	Lorillard Inc.	3,784,662
181,800	Philip Morris International Inc.	6,468,444

	Total Tobacco	13,458,708

	TOTAL CONSUMER STAPLES	34,719,789

ENERGY — 14.8%
Energy Equipment & Services — 2.8%
187,800	Halliburton Co.	2,905,266
48,866	Transocean Ltd. *	2,875,275

	Total Energy Equipment & Services	5,780,541

Oil, Gas & Consumable Fuels — 12.0%
41,220	Devon Energy Corp.	1,842,122
563,300	El Paso Corp.	3,520,625
88,400	Exxon Mobil Corp.	6,020,040
78,600	Royal Dutch Shell PLC, ADR, Class A Shares	3,481,980
116,724	Suncor Energy Inc.	2,592,440
159,460	Total SA, ADR	7,823,108

	Total Oil, Gas & Consumable Fuels	25,280,315

	TOTAL ENERGY	31,060,856

FINANCIALS — 17.4%
Capital Markets — 2.9%
103,630	Bank of New York Mellon Corp.	2,927,548
103,630	State Street Corp.	3,189,731

	Total Capital Markets	6,117,279

Commercial Banks — 2.0%
35,900	PNC Financial Services Group Inc.	1,051,511
See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Commercial Banks — 2.0% (continued)
226,590	Wells Fargo & Co.	$3,226,642

	Total Commercial Banks	4,278,153

Consumer Finance — 0.8%
70,120	American Express Co.	955,736
51,860	Capital One Financial Corp.	634,766

	Total Consumer Finance	1,590,502

Diversified Financial Services — 4.0%
285,600	Bank of America Corp.	1,947,792
238,900	JPMorgan Chase & Co.	6,349,962

	Total Diversified Financial Services	8,297,754

Insurance — 7.7%
99,500	Chubb Corp.	4,210,840
85,660	Loews Corp.	1,893,086
179,007	Marsh & McLennan Cos. Inc.	3,624,892
158,160	Travelers Cos. Inc.	6,427,622

	Total Insurance	16,156,440

	TOTAL FINANCIALS	36,440,128

HEALTH CARE — 8.0%
Health Care Providers & Services — 2.6%
122,320	UnitedHealth Group Inc.	2,560,157
77,800	WellPoint Inc. *	2,954,066

	Total Health Care Providers & Services	5,514,223

Pharmaceuticals — 5.4%
74,100	Abbott Laboratories	3,534,570
110,300	Novartis AG, ADR	4,172,649
75,100	Pfizer Inc.	1,022,862
19,210	Roche Holding AG (a)	2,632,686

	Total Pharmaceuticals	11,362,767

	TOTAL HEALTH CARE	16,876,990

INDUSTRIALS — 6.0%
Aerospace & Defense — 2.5%
55,200	Boeing Co.	1,964,016
82,400	Raytheon Co.	3,208,656

	Total Aerospace & Defense	5,172,672

Industrial Conglomerates — 3.5%
361,450	General Electric Co.	3,654,260
88,500	United Technologies Corp.	3,803,730

	Total Industrial Conglomerates	7,457,990

	TOTAL INDUSTRIALS	12,630,662

INFORMATION TECHNOLOGY — 4.3%
Communications Equipment — 0.2%
36,700	EchoStar Corp. *	544,261

Computers & Peripherals — 2.5%
54,500	International Business Machines Corp.	5,280,505

Software — 1.6%
179,400	Microsoft Corp.	3,295,578

	TOTAL INFORMATION TECHNOLOGY	9,120,344

MATERIALS — 1.7%
Chemicals — 1.7%
62,700	Air Products & Chemicals Inc.	3,526,875

See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

TELECOMMUNICATION SERVICES — 8.6%
Diversified Telecommunication Services — 7.7%
308,212	AT&T Inc.	$7,766,942
91,247	Embarq Corp.	3,453,699
163,100	Verizon Communications Inc.	4,925,620

	Total Diversified Telecommunication Services	16,146,261

Wireless Telecommunication Services — 0.9%
524,016	Sprint Nextel Corp. *	1,870,737

	TOTAL TELECOMMUNICATION SERVICES	18,016,998

UTILITIES — 2.8%
Multi-Utilities — 2.8%
124,800	Sempra Energy	5,770,752

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $238,935,997)	199,257,302

Face
Amount

SHORT-TERM INVESTMENT — 4.8%
Repurchase Agreement — 4.8%
$10,084,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity — $10,084,056; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $10,285,709) (Cost — $10,084,000)	10,084,000

	TOTAL INVESTMENTS — 99.8% (Cost — $249,019,997#)	209,341,302
	Other Assets in Excess of Liabilities — 0.2%	420,558

	TOTAL NET ASSETS — 100.0%	$209,761,860

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
FDR — Foreign Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Investors Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$209,341,302	$192,533,376	$16,807,926	—
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited)(continued)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,189,247
Gross unrealized depreciation	(61,867,942)

Net unrealized depreciation	$(39,678,695)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of March 31, 2009, the Portfolio did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2009